SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 20, 2016	Dec. 31, 2017	Jan. 01, 2018
Disclosure of operating segments [line items]
Number of units issuable per redemption Unit	1
Renewable transport fuel obligation certificates, offsetting carryforward percentage		25.00%
Bottom of range
Disclosure of operating segments [line items]
Revenue recognition, settlement period		30 days
Top of range
Disclosure of operating segments [line items]
Revenue recognition, settlement period		150 days
IFRS 15 | Adoption of New Accounting Standard
Disclosure of operating segments [line items]
Decrease in retained earnings			$ 250